CONSOLIDATED BALANCE SHEETS In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Common Class A USD ($)	Dec. 31, 2012 Common Class A CNY	Dec. 31, 2011 Common Class A CNY	Dec. 31, 2012 Common Class B USD ($)	Dec. 31, 2012 Common Class B CNY	Dec. 31, 2011 Common Class B CNY
Current assets:
Cash and cash equivalents	$ 20,664	128,736	187,237
Short-term investments	7,223	45,000
Accounts receivable	6,697	41,726	56,121
Inventories	379	2,359	2,103
Prepayments and other current assets	6,001	37,386	24,966
Amounts due from related parties			1,349
Deferred tax assets	42	262	1,491
Total current assets	41,006	255,469	273,267
Non-current assets:
Property and equipment, net	773	4,814	5,435
Goodwill	90,663	564,841	598,358
Intangible assets, net	6,902	42,998	70,101
Prepayments	4,590	28,600
Deferred initial public offering costs			2,010
Deferred tax assets	21	129	916
Other non-current assets	55	343	343
Total non-current assets	103,004	641,725	677,163
TOTAL ASSETS	144,010	897,194	950,430
Current liabilities:
Accounts payable (including accounts payable of the variable interest entity ("VIE") without recourse to China Mobile Games and Entertainment Group Limited of RMB1,332 and RMB719 (US$115) as of December 31, 2011 and 2012, respectively)	592	3,689	9,150
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the VIE without recourse to China Mobile Games and Entertainment Group Limited of RMB5,020 and RMB7,352 (US$1,180) as of December 31, 2011 and 2012, respectively)	3,145	19,597	17,577
Deferred revenue (including deferred revenue of the VIE without recourse to China Mobile Games and Entertainment Group Limited primary beneficiary of RMB876 and RMB1,597 (US$256) as of December 31, 2011 and 2012, respectively)	272	1,697	3,894
Income tax payable (including income tax payable of the VIE without recourse to China Mobile Games and Entertainment Group Limited of RMB237 and nil as of December 31, 2011 and 2012, respectively)	13	76	11,115
Dividends payable			63,000
Amounts due to related parties	159	991	6,542
Total current liabilities	4,181	26,050	111,278
Non-current liabilities:
Unrecognized tax benefits (including unrecognized tax benefits of the VIE without recourse to China Mobile Games and Entertainment Group Limited of RMB4,315 and RMB4,233 (US$679) as of December 31, 2011 and 2012, respectively)	3,522	21,944	27,844
Deferred tax liabilities	1,259	7,844	12,580
Other non-current liabilities (including other non-current liabilities of the VIE without recourse to China Mobile Games and Entertainment Group Limited of RMB2,150 and RMB2,150 (US$345) as of December 31, 2011 and 2012, respectively)	345	2,150	2,550
Total non-current liabilities	5,126	31,938	42,974
Total liabilities	9,307	57,988	154,252
Commitments and contingencies
Mezzanine equity:
Contingently redeemable ordinary shares (US$0.001 par value, 26,485,961 shares authorized; nil and 26,485,961 shares issued and outstanding as of December 31, 2011 and 2012, respectively; aggregate liquidation preference and redemption amount of RMB75,899 and RMB76,858 as of December 31, 2012, respectively)	12,337	76,858
Shareholders' equity:
Class A ordinary shares (US$0.001 par value, 750,000,000 shares authorized; 113,112,458 and 113,577,208 shares issued and outstanding as of December 31, 2011 and 2012, respectively) Class B ordinary shares (US$0.001 par value, 250,000,000 shares authorized; 189,617,092 and 189,617,092 shares issued and outstanding as of December 31, 2011 and 2012, respectively)				116	727	724	195	1,213	1,213
Additional paid-in capital	116,564	726,200	709,815
Retained earnings	5,548	34,563	84,853
Accumulated other comprehensive loss	(67)	(420)	(427)
Total China Mobile Games and Entertainment Group Limited's equity	122,356	762,283	796,178
Noncontrolling interests	10	65
Total shareholders' equity	122,366	762,348	796,178
TOTAL LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS' EQUITY	$ 144,010	897,194	950,430